United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2013

Date of Reporting Period: Quarter ended 06/30/2012

Item 1. Schedule of Investments

Federated Real Return Bond Fund

Portfolio of Investments

June 30, 2012 (unaudited)

Shares			Value
		MUTUAL FUNDS – 100.3%[1]
6,296,699		Federated Inflation-Protected Securities Core Fund	70,271,159
1,316,452	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22%	1,316,452
565,796		High Yield Bond Portfolio	3,705,967
		TOTAL INVESTMENTS — 100.3% (IDENTIFIED COST $72,208,451)[3]	75,293,578
		OTHER ASSETS AND LIABILITIES - NET — (0.3)%[4]	(250,048)
		TOTAL NET ASSETS — 100%	$75,043,530

At June 30, 2012, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	Bank of America Securities LLC	Goldman Sachs & Co.	Bank of America Securities LLC	Net Unrealized Appreciation on Credit Default Swaps
Reference Entity	Series 17 Investments Grade Index	Series 17 Investments Grade Index	Series 18 Investments Grade Index
Buy/Sell	Sell	Sell	Sell
Pay/Receive Fixed Rate	1.00%	1.00%	1.00%
Expiration Date	12/20/2016	12/20/2016	6/20/2017
Implied Credit Spread at 6/30/2012[5]	0.81%	0.81%	1.07%
Notional Amount	$8,000,000	$15,000,000	$13,000,000
Market Value	$(13,366)	$(25,062)	$(78,284)
Upfront Premiums Paid	$96,890	$126,111	$31,846
Unrealized Appreciation	$83,524	$101,049	$(46,438)	$138,135

The average notional amount of Credit Default Swaps held by the Fund throughout the period was $28,250,000. This is based on amounts held as of each month-end throughout the period.

Net Unrealized Appreciation on Swap Contracts is included in “Other Assets and Liabilities — Net.”

1	Affiliated holdings.
2	7-Day net yield.
3	At June 30, 2012, the cost of investments for federal tax purposes was $72,208,451. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from swap contracts was $3,085,127. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,085,127.
4	Assets, other than investments in securities, less liabilities.
5	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
1

  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mutual Funds	$75,293,578	$ —	$ —	$75,293,578
OTHER FINANCIAL INSTRUMENTS**	$ —	$(116,712)	$ —	$(116,712)
2

*	Federated Inflation-Protected Securities Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
**	Other financial instruments include swap contracts.
3

Federated Floating Rate Strategic Income Fund

Portfolio of Investments

June 30, 2012 (unaudited)

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 5.6%
		Federal Home Loan Mortgage Corporation ARM – 4.2%
$451,416		FHLMC ARM 781523, 2.354%, 5/01/2034	475,533
675,816		FHLMC ARM 848194, 2.704%, 8/01/2035	723,772
485,771		FHLMC ARM 848746, 2.878%, 7/01/2034	520,860
486,555		FHLMC ARM 1H2662, 2.597%, 5/01/2036	518,017
		TOTAL	2,238,182
		Federal National Mortgage Association ARM – 1.4%
222,354		FNMA ARM 745059, 2.365%, 9/01/2035	235,753
166,568		FNMA ARM 810320, 2.469%, 4/01/2034	176,905
307,355		FNMA ARM 881959, 2.594%, 2/01/2036	328,194
		TOTAL	740,852
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,948,283)	2,979,034
		Corporate Bonds – 5.8%
		Automotive – 0.7%
150,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	152,062
250,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	231,250
		TOTAL	383,312
		Consumer Products – 0.5%
250,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	247,500
		Food & Beverage – 0.9%
250,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	256,565
100,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.966%, 2/1/2015	99,750
100,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	110,250
		TOTAL	466,565
		Gaming – 0.9%
400,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, Series 144A, 7.25%, 2/15/2015	407,500
50,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	53,000
		TOTAL	460,500
		Health Care – 1.5%
400,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 4.111%, 6/1/2015	382,000
400,000		VWR Funding, Inc., Company Guarantee, Series B, 10.25%, 7/15/2015	414,000
		TOTAL	796,000
		Industrial - Other – 0.3%
200,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	162,000
		Media - Non-Cable – 0.2%
87,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	91,350
20,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	19,775
		TOTAL	111,125
		Paper – 0.1%
50,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	50,250
		Restaurants – 0.2%
100,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.968%, 3/15/2014	97,500
		Retailers – 0.1%
6,000		The Yankee Candle Co., Inc., Sr. Note, Series B, 8.50%, 2/15/2015	6,135
1

Principal Amount or Shares			Value
$50,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	51,125
		TOTAL	57,260
		Technology – 0.4%
213,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	218,858
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,116,113)	3,050,870
		Floating Rate Loans – 2.8%
496,161		Ashland, Inc., Term Loan — 1st Lien, 3.75%, 8/23/2018	497,738
497,487		Penn National Gaming, Inc., Term Loan — 1st Lien, 3.75%, 7/14/2018	498,490
500,000		Kabel Deutschland Vertrieb und, Term Loan — 1st Lien, 4.25%, 2/1/2019	497,658
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $1,486,773)	1,493,886
		MUTUAL FUNDS – 85.4%[3]
3,687,545		Federated Bank Loan Core Fund	37,096,707
375,654	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22%	375,654
777,479		Federated Project and Trade Finance Core Fund	7,603,739
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $45,323,376)	45,076,100
		TOTAL INVESTMENTS — 99.6% (IDENTIFIED COST $52,874,545)[5]	52,599,890
		OTHER ASSETS AND LIABILITIES - NET — 0.4%[6]	201,736
		TOTAL NET ASSETS — 100%	$52,801,626

At June 30, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[7] United States Treasury Notes 10-Year Short Futures	15	$2,000,625	September 2012	$(13,397)

The average notional value of short futures contracts held by the Fund throughout the period was $1,494,980. This is based on amounts held as of each month-end throughout the period.

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2012, these restricted securities amounted to $1,258,065, which represented 2.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2012, these liquid restricted securities amounted to $1,258,065, which represented 2.4% of total net assets.
3	Affiliated holdings.
4	7-Day net yield.
5	At June 30, 2012, the cost of investments for federal tax purposes was $52,884,616. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $284,726. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $53,565 and net unrealized depreciation from investments for those securities having an excess of cost over value of $338,291.
6	Assets, other than investments in securities, less liabilities.
7	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
2

  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

3

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$2,979,034	$ —	$2,979,034
Corporate Bonds	—	3,050,870	—	3,050,870
Floating Rate Loans	—	1,493,886	—	1,493,886
Mutual Funds	37,472,361	7,603,739	—	45,076,100
TOTAL SECURITIES	$37,472,361	$15,127,529	$ —	$52,599,890
OTHER FINANCIAL INSTRUMENTS[2]	$(13,397)	$ —	$ —	$(13,397)
1	Federated Bank Loan Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association

4

Federated Fund for U.S. Government Securities

Portfolio of Investments

June 30, 2012 (unaudited)

Principal Amount			Value
		Mortgage-Backed Securities – 83.9%
		Federal Home Loan Mortgage Corporation – 31.6%
$28,296,897		3.500%, 11/1/2025 - 7/1/2042	29,762,015
20,957,734	[1]	4.000%, 8/1/2025 - 7/1/2042	22,203,048
58,999,009		4.500%, 2/1/2024 - 9/1/2041	63,045,563
33,117,509		5.000%, 7/1/2020 - 10/1/2039	35,642,371
37,920,432		5.500%, 3/1/2021 - 9/1/2037	41,453,105
184,828		6.000%, 10/1/2017 - 2/1/2032	205,080
2,916,993		6.500%, 10/1/2037 - 10/1/2038	3,269,701
546,018		7.000%, 12/1/2031	622,547
888,566		7.500%, 9/1/2013 - 8/1/2031	1,030,425
		TOTAL	197,233,855
		Federal National Mortgage Association – 46.7%
16,000,000	[1]	3.000%, 7/1/2027	16,764,105
14,000,000	[1]	3.500%, 7/1/2042	14,717,353
87,214,674	[1]	4.000%, 12/1/2031 - 7/1/2042	93,105,493
37,567,232		4.500%, 12/1/2019 - 1/1/2042	40,399,059
42,775,051		5.000%, 1/1/2024 - 1/1/2040	46,439,630
20,757,210		5.500%, 12/1/2013 - 9/1/2037	22,730,655
41,110,757		6.000%, 10/1/2028 - 4/1/2038	45,673,712
8,913,925		6.500%, 6/1/2029 - 8/1/2037	10,019,993
1,024,220		7.000%, 8/1/2028 - 1/1/2032	1,165,250
2,055		7.500%, 1/1/2030	2,401
2,141		11.750%, 10/1/2015	2,340
404		12.750%, 8/1/2014	420
317		13.000%, 8/1/2015	351
		TOTAL	291,020,762
		Government National Mortgage Association – 5.6%
15,000,000	[1]	3.500%, 7/15/2042	16,052,186
11,008,432		5.000%, 11/20/2038 - 9/20/2039	12,173,491
2,650,008		5.500%, 12/20/2038	2,938,652
2,002,523		6.000%, 9/20/2038	2,241,042
1,028,484		7.500%, 12/15/2023 - 7/15/2030	1,192,664
96,332		8.250%, 10/15/2030	114,165
66,947		8.375%, 8/15/2030	77,361
198		11.250%, 9/20/2015	215
		TOTAL	34,789,776
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $493,459,755)	523,044,393
		Collateralized Mortgage Obligations – 9.9%
		Federal Home Loan Mortgage Corporation – 2.7%
1,986,718	[2]	0.552%, 6/15/2036, REMIC 3175 FE	1,990,143
4,731,636	[2]	0.572%, 5/15/2036, REMIC 3160 FD	4,742,315
3,171,629	[2]	0.622%, 7/15/2036, REMIC 3179 FP	3,180,753
1,118,971	[2]	0.642%, 8/15/2036, REMIC 3206 FE	1,123,567
5,380,000		2.412%, 8/25/2018, REMIC K704 A2	5,597,635
		TOTAL	16,634,413

Principal Amount			Value
		Federal National Mortgage Association – 1.5%
$784,624	[2]	0.495%, 10/25/2031, REMIC 2005-63 FC	783,019
3,604,864	[2]	0.545%, 7/25/2036, REMIC 2006-58 FP	3,611,120
1,733,695	[2]	0.595%, 9/25/2036, REMIC 2006-81 FB	1,740,295
1,522,979	[2]	0.625%, 10/25/2036, REMIC 2006-93 FM	1,526,952
1,788,036	[2]	0.645%, 6/25/2036, REMIC 2006-43 FL	1,795,865
		TOTAL	9,457,251
		Non-Agency Mortgage – 5.7%
3,647,400		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	3,276,998
1,333,702		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	1,110,964
9,000,000	[3,4,5]	Credit Suisse Mortgage Capital Certificate 2012-CIM2, Class A1, 3.000%, 3/25/2042	9,022,527
1,989,533		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,868,365
3,081,794		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	2,777,340
125	[3,5]	Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	85
357,659	[3,5]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	287,737
5,112,462	[3,5]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	97,137
798,563		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	797,426
2,622,071		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	2,636,003
4,612,904		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	4,710,162
4,605,500		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	4,615,726
2,563,269	[3,5]	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	362,446
4,303,571		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	3,751,966
		TOTAL	35,314,882
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $62,729,154)	61,406,546
		Commercial Mortgage-Backed Securities – 8.7%
		Commercial Mortgage – 8.7%
6,200,000	[3,4]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	6,583,191
4,942,307	[3,4]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	5,288,764
5,778,636	[3,4]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	6,215,677
4,100,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class B, 4.736%, 5/10/2045	4,185,146
5,270,154	[3,4]	JPMorgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	5,585,150
5,071,499	[3,4]	JPMorgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	5,245,389
2,000,000		Morgan Stanley Capital I 2012-C4, Class A2, 2.111%, 3/15/2045	2,042,103
7,750,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A2, 2.804%, 1/10/2045	7,987,387
7,000,000	[3,4]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.292%, 3/15/2044	7,335,647
3,308,000		WF-RBS Commercial Mortgage Trust 2011-C5, Class A3, 3.526%, 11/15/2044	3,480,188
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $52,112,237)	53,948,642
		Repurchase Agreements – 15.1%
19,836,000	[2]	Interest in $4,100,000,000 joint repurchase agreement 0.18%, dated 6/29/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,100,061,500 on 7/2/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,205,949,259.	19,836,000
26,343,000	[2,6]	Interest in $248,158,000 joint repurchase agreement 0.17%, dated 6/13/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $248,191,984 on 7/12/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2042 and the market value of those underlying securities was $253,143,872.	26,343,000
16,721,000	[2,6]	Interest in $250,732,000 joint repurchase agreement 0.17%, dated 6/18/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $250,766,336 on 7/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2042 and the market value of those underlying securities was $255,763,548.	16,721,000

Principal Amount			Value
$11,387,000	[6]	Interest in $180,000,000 joint repurchase agreement 0.21%, dated 6/20/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $180,030,450 on 7/19/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/15/2041 and the market value of those underlying securities was $184,420,568.	11,387,000
20,000,000	[2,6]	Interest in $100,000,000 joint repurchase agreement 0.18%, dated 6/13/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $100,014,500 on 7/12/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/25/2042 and the market value of those underlying securities was $102,181,458.	20,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	94,287,000
		TOTAL INVESTMENTS — 117.6% (IDENTIFIED COST $702,588,146)[7]	732,686,581
		OTHER ASSETS AND LIABILITIES - NET — (17.6)%[8]	(109,560,302)
		TOTAL NET ASSETS — 100%	$623,126,279

At June 30, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[9] U.S. Treasury Note 10-Year Short Futures	115	$15,338,125	September 2012	$(67,641)
[9] U.S. Treasury Bond 30-Year Short Futures	100	$14,796,875	September 2012	$(30,537)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(98,178)

The average notional value of short futures contracts held by the Fund throughout the period was $29,668,809. This is based on amounts held as of each month-end throughout the period.

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2012, these restricted securities amounted to $46,012,500, which represented 7.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2012, these liquid restricted securities amounted to $45,265,095, which represented 7.3% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at June 30, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	8/15/2001	$117	$85
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$282,737	$287,737
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	4/20/1999 - 5/25/1999	$169,735	$97,137
Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	12/15/1999	$680,325	$362,446
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	At June 30, 2012, the cost of investments for federal tax purposes was $702,588,146. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $30,087,185. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,794,820 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,707,635.
8	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of June 30, 2012.
9	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees. The Fund holds securities for which a price was not able to be obtained from an independent source. To establish fair value, the Valuation Committee utilized several methods including a) a market approach incorporating the change in the market for a security of similar average life for the day an independent price could not be obtained, b) a consensus approach utilizing securities with similar market characteristics, and c) a discounted cash flow approach with a discount factor of 22%. These securities may be less liquid and the price realized upon sale may be different than the price used to value the securities. The Fund classifies these securities as having a Level 3 valuation due to a lack of observable market inputs.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$ —	$523,044,393	$ —	$523,044,393
Collateralized Mortgage Obligations	—	51,636,614	9,769,932	61,406,546
Commercial Mortgage-Backed Securities	—	53,948,642	—	53,948,642
Repurchase Agreements	—	94,287,000	—	94,287,000
TOTAL SECURITIES	$ —	$722,916,649	$9,769,932	$732,686,581
OTHER FINANCIAL INSTRUMENTS*	$(98,178)	$ —	$ —	$(98,178)
*	Other financial instruments included futures contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Debt Securities
Balance as of March 31, 2012	$781,496
Realized gain (loss)	4,530
Change in unrealized appreciation (depreciation)	8,268
Purchases	9,056,900
(Sales)	(81,262)
Balance as of June 30, 2012	$9,769,932
The total change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2012	$8,268

The following acronyms are used throughout this portfolio:

IO	— Interest Only
REMIC	— Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 27, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date August 27, 2012